UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Telemark Asset Management, LLC
Address: One International Place, Suite 2401
         Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian C. Miley
Title:     Chief Financial Officer
Phone:     (617) 526-8910
Signature, Place and Date of Signing

/s/ Brian C. Miley          Boston, Massachusetts     August 10, 2011
--------------------        ---------------------     ---------------
[Signature]                 [City, State]             [Date]
Brian C. Miley, Chief
Financial Officer

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   29 Data Records

Form 13F Information Table Value Total:   $218,725 (thousands)

Telemark Fund, LP
6/30/11

                                                                                                                  Voting Authority
Name of Issuer            Title of   CUSIP      Value   SHRS or PRN  SH/PRN PUT/CALL   Investment     Other
                           Class              (x$1,000)    Amount                      Discretion    Managers    Sole  Shared  None

ARM HOLDINGS PLC          Equity   G0483X122     8,964      950,000  SH              Sole                       950,000
APPLE                     Equity   037833100    13,427       40,000  SH              Sole                        40,000
BARRICK GOLD              Equity   067901108     3,623       80,000  SH              Sole                        80,000
ACCRETIVE HEALTH          Equity   00438V103     4,319      150,000  SH              Sole                       150,000
ASSISTED LIVING CONCEPTS  Equity   04544X300     4,195      250,000  SH              Sole                       250,000
CL A
AMAZON COM                Equity   023135106    18,404       90,000  SH              Sole                        90,000
ARM HOLDINGS              Equity   042068106    24,166      850,000  SH              Sole                       850,000
FRANCO NEVADA             Equity   351858105     8,591      230,000  SH              Sole                       230,000
BILL BARRETT              Equity   06846N104     4,635      100,000  SH              Sole                       100,000
CLEAN HARBORS             Equity   184496107     4,130       40,000  SH              Sole                        40,000
CDN NATURAL RESOURCE      Equity   136385101     4,186      100,000  SH              Sole                       100,000
CEPHEID                   Equity   15670R107     4,157      120,000  SH              Sole                       120,000
ELDORADO GOLD             Equity   284902103     3,685      250,000  SH              Sole                       250,000
EOG RESOURCES             Equity   26875P101    10,455      100,000  SH              Sole                       100,000
GOLDCORP                  Equity   380956409    12,550      260,000  SH              Sole                       260,000
SPDR GOLD TRUST GOLD      Equity   78463V107    37,960      260,000  SH              Sole                       260,000
SHARES NPV
GOLAR LNG                 Equity   G9456A100     8,723      250,000  SH              Sole                       250,000
GOLAR LNG PARTN GOLR LNG  Equity   Y2745C102        29        1,000  SH              Sole                         1,000
HMS HOLDINGS              Equity   40425J101     3,844       50,000  SH              Sole                        50,000
HEARTLAND EXPRESS         Equity   422347104     4,140      250,000  SH              Sole                       250,000
JB HUNT TRANSPORT         Equity   445658107     3,296       70,000  SH              Sole                        70,000
SERVICES
LANDSTAR SYSTEM           Equity   515098101     3,254       70,000  SH              Sole                        70,000
OLD DOMINION FREIGHT LINE Equity   679580100     2,611       70,000  SH              Sole                        70,000
ORACLE                    Equity   68389X105     8,228      250,000  SH              Sole                       250,000
OCCIDENTAL PETROLEUM      Equity   674599105     4,162       40,000  SH              Sole                        40,000
ROYAL GOLD                Equity   780287108     7,028      120,000  SH              Sole                       120,000
TERADATA CORPORATION      Equity   88076W103     3,010       50,000  SH              Sole                        50,000
WASTE CONNECTION          Equity   941053100       952       30,000  SH              Sole                        30,000
WERNER ENTERPRISES        Equity   950755108     2,004       80,000  SH              Sole                        80,000